Note 5 - Preferred Shares - Key Assumptions (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 16, 2017	Mar. 31, 2017
Series A preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)		$ 9.55
Series A preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		182 days
Series A preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $)		$ 298.1
Volatility		74.00%
Series A preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		273 days
Series B preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)		$ 4.29
Series B preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		182 days
Series B preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $)		$ 298.1
Volatility		74.00%
Series B preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)		273 days
Series C preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share)	$ 3.23	$ 3.23
Series C preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	182 days	182 days
Series C preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $)	$ 298.1	$ 298.1
Volatility	74.00%	74.00%
Series C preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	273 days	273 days